Prepaid Expenses and Other Current Assets (Details) - USD ($)	Jun. 30, 2017	Jun. 30, 2016
Notes to Financial Statements
Prepaid Officers Compensation	$ 521,916	$ 1,334,261
Prepaid Directors Compensation	206,090	323,855
Prepaid Marketing Expenses	19,250	33,000
Other Prepaid Expenses and Current Assets	27,082	25,435
Total	$ 774,338	$ 1,716,551